Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 380,664	$ 343,731
Restricted cash	1,905	0
Trading securities	179	231
Accounts receivable (net of allowance for doubtful accounts of $68 and $213 as of December 31, 2011 and 2012, respectively)	23,591	16,741
Prepaid expenses and other current assets	26,802	12,808
Deferred tax assets - current	2,131	858
Total current assets	435,272	374,369
Property and equipment, net	126,035	16,665
Land use rights, net	73,645	0
Acquired intangible assets, net	12,310	7,854
Goodwill	4,628	4,580
Long-term investments	27,559	15,561
Other noncurrent assets	9,335	4,415
Deferred tax assets - noncurrent	745	514
Total assets	689,529	423,958
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $5,872 and $7,109 as of December 31, 2011 and 2012, respectively)	7,109	5,872
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $7,984 and $41,488 as of December 31, 2011 and 2012, respectively)	168,546	19,802
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $9,831 and $17,520 as of December 31, 2011 and 2012, respectively)	21,049	12,089
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,025 and $148 as of December 31, 2011 and 2012, respectively)	148	1,025
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $3,635 and $2,710 as of December 31, 2011 and 2012, respectively)	6,862	7,312
Current portion of long-term payable (including current portion of long-term payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $460 and $nil as of December 31, 2011 and 2012, respectively)	0	460
Total current liabilities	203,714	46,560
Deferred tax liabilities	790	507
Deferred revenue-noncurrent (including deferred revenue-noncurrent of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,589 and $3,242 as of December 31, 2011 and 2012, respectively)	6,762	5,113
Other noncurrent liabilities (including other noncurrent liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $286 and $nil as of December 31, 2011 and 2012, respectively)	0	286
Total liabilities	211,266	52,466
Commitments and contingencies (Note 21)
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	420,662	363,021
Statutory reserves	16,075	5,667
Accumulated other comprehensive income	9,114	6,263
(Accumulated deficit) retained earnings	32,061	(4,277)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	478,096	370,853
Noncontrolling interest	167	639
TOTAL EQUITY	478,263	371,492
TOTAL LIABILITIES AND EQUITY	689,529	423,958
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]

Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	123	109
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]

Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	$ 61	$ 70